Estimated Assumptions of Fair Value of MET Series A Preferred Shares Estimated Assumptions (Detail) (Mobile Embedded Technology Inc, Series A Preferred Stock)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Mobile Embedded Technology Inc | Series A Preferred Stock
Fair Value Measurements [Line Items]
Risk-free interest rates	0.35%	1.87%
Expected volatility	52.36%	61.71%
- IPO		50.00%
- Liquidation	25.00%	25.00%
- Redemption	75.00%	25.00%